Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2021
Taxes Recoverable
Schedule of taxes recoverable

		2021	2020

Parent Company and subsidiaries in Brazil
IPI		521	1,435
Value-added tax on sales and services (ICMS)	(a)	291,424	293,193
ICMS - credits from PP&E		224,308	163,847
Social integration program (PIS) and social contribution on revenue (COFINS)		250,491	199
PIS and COFINS - credits from PP&E		447,476	353,928
REINTEGRA program		21,764	16,799
Federal tax credits	(b)	948,448	1,109,122
Other		88,684	40,234

Foreign subsidiaries
Value-added tax ("IVA")		348,021	277,175
Other		59,579	9,470
Total		2,680,716	2,265,402

Current assets		1,428,658	1,192,665
Non-current assets		1,252,058	1,072,737
Total		2,680,716	2,265,402